Contract liabilities - Summary of contract liabilities arising from barter deals with sports rights licensors (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	€ 8,391	€ 5,596
Due within one year
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	3,114	1,847
between more than one and less than two years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	2,716	1,115
between more than two and less than three years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	912	791
between more than three and less than four years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	518	420
between four years and not later than ten years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	€ 1,131	€ 1,423